Financial Instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Instruments
17)	FINANCIAL INSTRUMENTS

17.1)	CURRENT AND NON-CURRENT DEBT
As of December 31, 2022 and 2021, CEMEX´s consolidated debt summarized by interest rates and currencies, was as follows:

	2022			2021
	Current	Non-current	Total 1, 2	Current	Non-current	Total 1, 2
Floating rate debt	$—	1,750	1,750	$27	896	923
Fixed rate debt	51	5,170	5,221	46	6,410	6,456

	$51	6,920	6,971	$73	7,306	7,379

Effective rate 3
Floating rate	3.2%	4.6%		2.7%	2.6%
Fixed rate	5.1%	5.3%		5.2%	4.8%

	2022				2021
Currency	Current	Non-current	Total	Effective rate 3	Current	Non-current	Total	Effective rate 3
Dollars	$5	5,511	5,516	5.7%	$6	6,375	6,381	4.4%
Euros	2	962	964	3.3%	1	453	454	3.1%
Pesos	—	267	267	12.2%	—	254	254	7.2%
Philippine Pesos	8	139	147	5.4%	66	109	175	4.4%
Other currencies	36	41	77	4.3%	—	115	115	4.1%

	$51	6,920	6,971		$73	7,306	7,379

1	As of December 31, 2022 and 2021, from total debt of $6,971 and $7,379, respectively, 94% was held in the Parent Company and 6% in subsidiaries of the Parent Company, in both periods.
2
As of December 31, 2022 and 2021, cumulative discounts, fees and other direct costs incurred in CEMEX’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $45 and $53, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the effective interest rate method.

3	In 2022 and 2021, represents the weighted-average nominal interest rate of the related debt agreements determined at the end of each period.
As of December 31, 2022 and 2021, CEMEX´s consolidated debt summarized by type of instrument, was as follows:

2022	Current	Non-current	2021	Current	Non-current
Bank loans			Bank loans
Loans in foreign countries, 2024 to 2025	$43	184	Loans in foreign countries, 2023 to 2024	$—	289
Syndicated loans, 2024 to 2026	—	2,578	Syndicated loans, 2023 to 2026	—	1,728

	43	2,762		—	2,017

Notes payable			Notes payable
Medium-term notes, 2024 to 2031	—	3,988	Medium-term notes, 2024 to 2031	—	5,179
Other notes payable, 2022 to 2027	6	172	Other notes payable, 2022 to 2027	5	178

	6	4,160		5	5,357

Total bank loans and notes payable	49	6,922	Total bank loans and notes payable	5	7,374
Current maturities	2	(2)	Current maturities	68	(68)

	$51	6,920		$73	7,306

Changes in consolidated debt for the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Debt at beginning of year	$7,379	9,339	9,365
Proceeds from new debt instruments	2,006	3,960	4,210
Debt repayments	(2,420)	(5,897)	(4,572)
Foreign currency translation and accretion effects	6	(23)	336

Debt at end of year	$6,971	7,379	9,339

During 2022, CEMEX closed a €500
3-year
sustainability-linked term loan (the “Term Loan”), the proceeds of which were used to repay other debt. The Term Loan was issued under CEMEX’s Sustainability-linked Financing Framework (the “Framework”), increasing the amount of debt that is linked and aligned to CEMEX’s strategy of CO
2
emissions reduction and its ultimate vision of a carbon-neutral economy (note 2.4). All sustainability-linked loans issued under the Framework have the same metrics and adjustments to the interest rate margin.
As a result of debt issuances and/or debt tender offers incurred during the reported periods to refinance, replace and/or repurchase existing debt instruments, as applicable, CEMEX paid transactional costs, including premiums and/or redemption costs (the “Transactional Costs”) for aggregate amounts of $51 in 2022, $142 in 2021 and $98 in 2020. Of these Transactional Costs, $4 in 2022, $37 in 2021 and $38 in 2020, corresponding to new debt instruments or the refinancing of old debt, adjusted the carrying amount of the related debt instruments and are amortized over the remaining term of each instrument, while $47 in 2022, $99 in 2021 and $60 in 2020 of such Transactional Costs, associated with the extinguished portion of the related debt, were recognized each period in the line item of “Financial expense”. In addition, Transactional Costs pending for amortization related to extinguished debt instruments of $6 in 2022, $27 in 2021 and $19 in 2020 were also recognized within “Financial expense.”
As of December 31, 2022 and 2021,
non-current
notes payable for $4,160 and $5,357, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $	2022	2021
July 2031 Notes 3	12/Jan/21	CEMEX, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108	$1,102	1,741
September 2030 Notes 3	17/Sep/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717	714	995
November 2029 Notes 3	19/Nov/19	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753	749	994
June 2027 Notes	05/Jun/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/27	—	1,000	996	995
March 2026 Notes	19/Mar/19	CEMEX, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	—	428	427	454
July 2025 Notes	01/Apr/03	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/25	—	150	152	152
Other notes payable									20	26

									$4,160	5,357

1
As of December 31, 2021, after closing the 2021 Credit Agreement, these issued notes are fully and unconditionally guaranteed by CEMEX Concretos, S.A. de C.V., CEMEX Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and CEMEX Corp.

2	Presented net of all notes repurchased by CEMEX. As of December 31, 2022, all repurchased notes have been canceled.
3
During 2022, pursuant to tender offers and other market transactions, CEMEX partially repurchased different series of its notes for an aggregate notional amount of $1,172. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional costs, generated a repurchase gain of $104, recognized in the statement of operations for the year.

The maturities of consolidated long-term debt as of December 31, 2022, were as follows:

	Bank loans	Notes payable	Total
2024	$379	6	385
2025	1,280	156	1,436
2026	1,056	433	1,489
2027	45	999	1,044
2028 and thereafter	—	2,566	2,566

	$2,760	4,160	6,920

As of December 31, 2022, CEMEX had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2021 Credit Agreement, at annual interest rates ranging between 3.38% and 5.65%, depending on the negotiated currency:

	Lines of credit	Available
Other lines of credit in foreign subsidiaries 1	$364	204
Other lines of credit from banks 1	556	356
Revolving credit facility 2021 Credit Agreement	1,750	1,450

	$2,670	2,010

1	Uncommitted amounts subject to the banks’ availability.
2021 Credit Agreement
On October 29, 2021, CEMEX, S.A.B. de C.V. closed a Dollar-denominated $3,250 syndicated sustainability-linked credit agreement (the “2021 Credit Agreement”), which proceeds were mainly used to fully repay its previous 2017 Facilities Agreement. The 2021 Credit Agreement originally consisted of a $1,500 five-year amortizing term loan and a $1,750 five-year committed Revolving Credit Facility (“RCF”). The 2021 Credit Agreement, which was the first debt instrument issued by CEMEX under the Sustainability-linked Financing Framework (the “Framework”) aligned to CEMEX’s strategy of CO
2
emissions reduction and its ultimate vision of a carbon-neutral economy (note 2.4), resulted in a stronger liquidity position for CEMEX from a risk and credit rating perspective. As of December 31, 2022 and 2021, debt outstanding under the 2021 Credit Agreement amounted to $1,800 and $1,500, respectively, which includes amounts owed under the RCF of $300 in 2022.

All tranches under the 2021 Credit Agreement include a margin over LIBOR
1
from 100 bps
1
to 175 bps, which is about 25 basis points lower on average than that of the 2017 Facilities Agreement, depending on the ratio of debt to Operating EBITDA (“Consolidated Leverage Ratio”) ranging from less than 2.25 times in the lower end to greater than 3.25 times in the higher end. In addition, the annual performance in respect to the three metrics referenced in the Framework may result in a total adjustment of the interest rate margin of plus or minus 5 basis points, in line with other sustainability-linked loans from investment grade rated borrowers. The 2021 Credit Agreement includes the Loan Market Association
1
replacement screen rate provisions in anticipation of the discontinuation of LIBOR rates.
Moreover, on December 23, 2021, CEMEX closed a Peso-denominated of Ps 5,231 syndicated sustainability-linked credit agreement (the “2021 Pesos Credit Agreement”), under terms substantially similar to those of the 2021 Credit Agreement. The 2021 Pesos Credit Agreement has the same guarantor structure as the 2021 Credit Agreement. As of December 31, 2022 and 2021, debt outstanding under the 2021 Pesos Credit Agreement amounted to Ps 5,231, equivalent to $268 and $255, respectively.
The balance of debt under the 2021 Credit Agreement, which debtor is CEMEX, S.A.B. de C.V., is guaranteed by CEMEX Concretos, S.A. de C.V., CEMEX Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and CEMEX Corp., same guarantor structure applicable in all senior notes of the Parent Company.
Under the 2021 Credit Agreement, CEMEX has no limits or permitted baskets to incur capital expenditures, acquisitions, dividends, share buybacks and sale of assets, among others, as long as certain limited circumstances, such as non-compliance
with financial covenants or specific fundamental changes, would not arise therefrom.
As of December 31, 2022 and 2021, CEMEX was in compliance with the limitations, restrictions and financial covenants contained in the 2021 Credit Agreement and in the 2021 Pesos Credit Agreement. CEMEX cannot assure that in the future it will be able to comply with such limitations, restrictions and financial covenants, which non-compliance
could result in an event of default, which could materially and adversely affect CEMEX’s business and financial condition.
2017 Facilities Agreement
In July 2017, the Parent Company and certain subsidiaries entered into a multi-currency equivalent to $4,050 at the origination date syndicated facilities agreement (the “2017 Facilities Agreement”), which proceeds were used to repay the $3,680 then outstanding under the former facilities agreement and other debt. All tranches under the 2017 Facilities Agreement, which was outstanding until October 29, 2021, included a margin of LIBOR or EURIBOR
2
from 125 bps to 475 bps, and TIIE
2
from 100 bps to 425 bps, depending on the Consolidated Leverage Ratio ranging from less than 2.50 times in the lower end to greater than 6.00 times in the higher end.
In the amendment process to the 2017 Facilities Agreement that became effective on October 13, 2020, among other aspects, CEMEX negotiated modifications to the then applicable financial covenants considering the adverse effects arising during the
COVID-19
Pandemic in exchange of a
one-time
fee of $14 (35 bps), and

agreed to certain temporary restrictions with respect to permitted capital expenditures, the extension of loans to third parties, acquisitions and/or the use of proceeds from asset sales and fundraising activities, as well as the suspension of share repurchases whenever and for as long as the Company failed to report a consolidated leverage ratio of 4.50 times or less.
During 2021 until October 29 and the years 2020 and 2019, under the 2017 Facilities Agreement, except when capital expenditures or acquisitions did not exceed free cash flow generation or were funded with proceeds from equity issuances or asset disposals, CEMEX was required to: a) not exceed an aggregate amount for capital expenditures of $1,500 per year, excluding certain capital expenditures, joint venture investments and acquisitions by CHP and its subsidiaries and CLH and its subsidiaries, which had a separate limit of $500 (or its equivalent) each; and b) not exceed the amount for permitted acquisitions and investments in joint ventures of $400 per year.

1
The London Inter-Bank Offered Rate (“LIBOR”) represent the variable rate used in international markets for debt denominated in Dollars. As of December 31, 2022 and 2021,
3-Month
LIBOR rate was 4.77% and 0.21%, respectively. The contraction “bps” means basis points. One hundred basis points equal 1%. See note 17.5 for developments on the undergoing interest rate benchmark reform.

2
The Euro Inter-Bank Offered Rate (“EURIBOR”) represent the variable rate used in international markets for debt denominated in Euros. The
Tasa de Inter
é
s Interbancaria de Equilibrio
(“TIIE”) is the variable rate used for debt denominated in Pesos. As of December 31, 2022 and 2021,
3-Month
EURIBOR rate was 2.13% and
-0.57%,
respectively. As of December 31, 2022 and 2021,
28-day
TIIE rate was 10.77% and 5.72%, respectively.

Financial Covenants
Under the 2021 Credit Agreement, at the end of each quarter for each period of four consecutive quarters, CEMEX must comply with a maximum Consolidated Leverage Ratio of 3.75 times throughout the life of the Credit Agreement, and a minimum ratio of Operating EBITDA to interest expense (“Consolidated Coverage Ratio”) of 2.75 times. These financial ratios are calculated using the consolidated amounts under IFRS.
As of December 31, 2020, under the 2017 Facilities Agreement, CEMEX had to comply with a Consolidated Coverage Ratio equal or greater than 1.75 times and a Consolidated Leverage Ratio equal or lower than 6.25 times.
Consolidated Leverage Ratio

•
Under the 2021 Credit Agreement, the ratio is calculated dividing “Consolidated Net Debt” by “Consolidated EBITDA” for the last twelve months as of the calculation date. Consolidated Net Debt equals debt, as reported in the statement of financial position, net of cash and cash equivalents, excluding any existing or future obligations under any securitization program, and any subordinated debt of CEMEX, adjusted for net mark-to-market
of all derivative instruments, as applicable, among other adjustments including in relation for business acquisitions or disposals.

•
Under the 2017 Facilities Agreement, the ratio was calculated dividing “Funded Debt” by pro forma Operating EBITDA for the last twelve months as of the calculation date including a permanent fixed adjustment from the adoption of IFRS 16. Funded Debt equals debt, as reported in the statement of financial position, net of cash and cash equivalents, excluding components of liability of convertible subordinated notes, plus lease liabilities, perpetual debentures and guarantees, plus or minus the fair value of derivative financial instruments, as applicable, among other adjustments for business acquisitions or disposals.

Consolidated EBITDA:
Under the 2021 Credit Agreement, represents Operating EBITDA for the last twelve months as of the calculation date, as adjusted for any discontinued EBITDA, and solely for the purpose of calculating the Consolidated Leverage Ratio on a pro forma basis for any material disposition and/or material acquisition.
Pro forma Operating EBITDA:
Under the 2017 Facilities Agreement, represented Operating EBITDA for the last twelve months as of the calculation date, after IFRS 16 effects, plus the portion of Operating EBITDA referring to such twelve-month period of any significant acquisition made in the period before its consolidation in CEMEX, minus Operating EBITDA referring to such twelve-month period of any significant disposal that had already been liquidated.
Consolidated Coverage Ratio

•	Under the 2021 Credit Agreement, the ratio is calculated by dividing Consolidated EBITDA by the financial expense for the last twelve months as of the calculation date.

•
Under the 2017 Facilities Agreement, the ratio was calculated by dividing pro forma Operating EBITDA by the financial expense for the last twelve months as of the calculation date, both including IFRS 16 effects. Financial expense included coupons accrued on the perpetual debentures.

As of December 31, 2022, 2021 and 2020, under the 2021 Credit Agreement and the 2017 Facilities Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date
		2022	2021	2020
Leverage ratio	Limit	<=3.75	<=3.75	<=6.25
	Calculation	2.84	2.73	4.07

Coverage ratio	Limit	>=2.75	>=2.75	>=1.75
	Calculation	6.27	5.99	3.82

CEMEX’s ability to comply with these ratios may be affected by economic conditions and volatility in foreign exchange rates, as well as by overall conditions in the financial and capital markets.
CEMEX will classify all of its
non-current
debt as current debt if: 1) as of any measurement date CEMEX fails to comply with the aforementioned financial ratios; or 2) the cross default clause that is part of the 2021 Credit

Agreement is triggered by the provisions contained therein; 3) as of any date prior to a subsequent measurement date CEMEX expects not to be in compliance with such financial ratios in the absence of: a) amendments and/or waivers covering the next succeeding 12 months; b) high probability that the violation will be cured during any agreed upon remediation period and be sustained for the next succeeding 12 months; and/or c) an agreement to refinance the relevant debt on a long-term basis. As a result of such classification of debt as current for noncompliance with the agreed upon financial ratios or, in such event, the absence of a waiver of compliance or a negotiation thereof, after certain procedures upon CEMEX’s lenders’ request, they would call for the acceleration of payments due under the 2021 Credit Agreement. That scenario would have a material adverse effect on CEMEX’s operating results, liquidity or financial position.

17.2)	OTHER FINANCIAL OBLIGATIONS
As of December 31, 2022 and 2021, other financial obligations in the consolidated statement of financial position were detailed as follows:

	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
I. Leases	$258	918	1,176	$265	911	1,176
II. Liabilities secured with accounts receivable	678	—	678	602	—	602

	$936	918	1,854	$867	911	1,778

I.	Leases (notes 2.7, 8.1, 15.2 and 24.1)
CEMEX has several operating and administrative assets under lease contracts (note 15.2). As mentioned in note 2.7, CEMEX applies the recognition exemption for short-term leases and leases of low-value
assets. Changes in the balance of lease financial liabilities during 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Lease financial liability at beginning of year	$1,176	1,260	1,306
Additions from new leases	296	227	213
Reductions from payments	(276)	(313)	(276)
Cancellations and liability remeasurements	7	27	(9)
Foreign currency translation and accretion effects	(27)	(25)	26

Lease financial liability at end of year	$1,176	1,176	1,260

As of December 31, 2022, the maturities of
non-current
lease financial liabilities are as follows:

Total
2024	$194
2025	151
2026	109
2027	81
2028 and thereafter	383

$918

Total cash outflows for leases in 2022, 2021 and 2020, including the interest expense portion as disclosed at note 8.1, were $342, $381 and $350, respectively. Future payments associated with these contracts are presented in note 24.1.

II.	Liabilities secured with accounts receivable
As mentioned in note 10, as of December 31, 2022 and 2021, the funded amounts of sale of trade accounts receivable under securitization programs and/or factoring programs with recourse of $678 and $602, respectively, were recognized within the line item “Other financial obligations” in the statement of financial position. For the years ended December 31, 2022, 2021 and 2020, the net cash flows generated by (used in) these securitization programs were $79, $25 and $(26), respectively.

17.3)	FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets and liabilities
The book values of cash, trade receivables, other accounts receivable, trade payables, other accounts payable and accrued expenses, as well as short-term debt, approximate their corresponding estimated fair values due to the revolving nature of these financial assets and liabilities in the short-term.
The estimated fair value of CEMEX´s
non-current
debt is level 1 and level 2 and is either based on estimated market prices for such or similar instruments, considering interest rates currently available for CEMEX to negotiate debt with the same maturities, or determined by discounting future cash flows using market-based interest rates currently available to CEMEX.
The fair values determined by CEMEX for its derivative financial instruments are level 2. There is no direct measure for the risk of CEMEX or its counterparties in connection with such instruments. Therefore, the risk factors applied for CEMEX’s assets and liabilities originated by the valuation of such derivatives were extrapolated from publicly available risk discounts for other public debt instruments of CEMEX or of its counterparties.
The estimated fair value of derivative instruments fluctuates over time and is determined by measuring the effect of future relevant economic variables according to the yield curves shown in the market as of the reporting date. These values should be analyzed in relation to the fair values of the underlying transactions and as part of

CEMEX’s overall exposure to fluctuations in interest rates and foreign exchange rates. The notional amounts of derivative instruments do not represent amounts of cash exchanged by the parties, and consequently, there is no direct measure of CEMEX’s exposure to the use of these derivatives. The amounts exchanged are determined based on the notional amounts and other terms included in the derivative instruments.
As of December 31, 2022 and 2021, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$57	57	$22	22
Other investments and non-current accounts receivable (note 14.2)	236	236	221	221

	$293	293	$243	243

Financial liabilities
Long-term debt (note 17.1)	$6,920	6,517	$7,306	7,629
Other financial obligations (note 17.2)	918	788	911	919
Derivative financial instruments (notes 17.4 and 18.2)	2	2	30	30

	$7,840	7,307	$8,247	8,578

As of December 31, 2022 and 2021, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 2.7):

2022	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$—	57	—	57
Investments in strategic equity securities (note 14.2)	5	—	—	5
Other investments at fair value through earnings (note 14.2)	—	3	—	3

	$5	60	—	65

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$—	2	—	2

2021	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$—	22	—	22
Investments in strategic equity securities (note 14.2)	14	—	—	14
Other investments at fair value through earnings (note 14.2)	—	3	—	3

	$14	25	—	39

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$—	30	—	30

17.4)	DERIVATIVE FINANCIAL INSTRUMENTS
During the reported periods, in compliance with the guidelines established by its Risk Management Committee, the restrictions set forth by its debt agreements and its hedging strategy (note 17.5), CEMEX held derivative instruments with the objectives explained in the following paragraphs.
As of December 31, 2022 and 2021, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

	2022		2021
	Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedges	$837	(48)	1,511	3
II. Interest rate swaps	1,018	54	1,005	(18)
III. Fuel price hedging	136	8	145	30
IV. Foreign exchange options	500	18	250	6

	$2,491	32	2,911	21

The caption “Financial income and other items, net” in the statements of operations includes certain gains and losses related to the recognition of changes in fair values of the derivative financial instruments during the applicable period, which represented net losses of $5 in 2022, of $6 in 2021 and of $17 in 2020.

I.	Net investment hedges
As of December 31, 2022 and 2021, there are Dollar/Peso foreign exchange forward contracts with target tenor ranging from 1 to 18 months for notional amounts of $738 and $761, respectively. CEMEX has designated this program as a hedge of CEMEX’s net investment in Pesos, pursuant to which changes in fair market value of these instruments are recognized as part of other comprehensive income in equity. For the years 2022, 2021 and 2020, these contracts generated losses of $96, losses of $4 and gains of $53, respectively, which partially offset currency translation results in each year recognized in equity generated from CEMEX’s net assets denominated in Pesos due to the appreciation of the Peso in 2022 and the depreciation of the Peso in 2021 and 2020.

In addition, as of December 31, 2022, as part of CEMEX’s Peso net investment hedge strategy, there are additional Dollar/Peso capped forwards, structured with option contracts, for a notional amount of $98. These capped forwards contain limits on the gain that the instrument may generate. Any changes in fair market value of such capped forward contracts are also recognized as part of other comprehensive income in equity. For the year 2022, these contracts generated losses of $2, which partially offset currency translation results recognized in equity generated from CEMEX’s net assets denominated in Pesos due to the appreciation of the Peso in 2022.
Moreover, as of December 31, 2021, CEMEX held Dollar/Euro cross-currency swap contracts for a notional amount of $750, which were entered into in November 2021. During the year 2022, CEMEX unwound these instruments fixing a settlement gain of $80. CEMEX designated the foreign exchange forward component of these instruments as a hedge of CEMEX’s net investment in Euros, pursuant to which changes in fair market of such forward contracts were recognized as part of other comprehensive income in equity, while changes in fair value of the interest rate swap component were recognized within the line item of “Financial income and other items, net.” For the years 2022 and 2021, these contracts generated gains of $70 and $10 recognized in equity, which partially offset currency translation results recognized in equity generated from CEMEX’s net assets denominated in Euros due to the depreciation of the Euro in 2022 and 2021 against the Dollar, as well as gains of $8 in 2022 and losses of $1 in 2021 related to the exchange of interest rates in the statement of operations.

II.	Interest rate swap contracts
For accounting purposes under IFRS, CEMEX designates interest rate swaps as cash flow hedges, to fix interest rate payments in relation to an equivalent amount of floating interest rate debt; therefore, changes in fair value of these contracts are initially recognized as part of other comprehensive income in equity and are subsequently reclassified to financial expense as the interest expense of the related floating interest rate debt is accrued in the statement of operations.
As of December 31, 2022 and 2021, CEMEX held interest rate swaps for a notional amount of $750, in both periods, with a fair market value representing assets of $39 in 2022 and liabilities of $30 in 2021, negotiated in June 2018 to fix interest payments of existing bank loans bearing Dollar floating rates. During September 2020, CEMEX amended one of the interest rate swap contracts to reduce the weighted average fixed rate from 3.05% to 2.56% in exchange of a payment of $14 and, in November 2021, CEMEX unwound a portion of its interest rate swap in exchange of a payment of $5, recognized within “Financial income and other items, net” in the statement of operations. In November 2021, these contracts were extended with a new maturity date in November 2026. For the years 2022, 2021 and 2020, changes in fair value of these contracts generated gains of $69, gains of $23 and losses of $9, respectively, recognized in other comprehensive income. Moreover, during the same periods, CEMEX recycled results from equity to the line item of “Financial expenses” representing an expense of $2 in 2022, expense of $22 in 2021 and expense of $20 in 2020.
In addition, as of December 31, 2022 and 2021, CEMEX held interest rate swaps for a notional of $268 and $255, respectively, negotiated to fix interest payments of existing bank loans referenced to Peso floating rates maturing in November 2023, which fair value represented an asset of $15 in 2022 and of $12 in 2021. During December 2021, CEMEX partially unwound its interest rate swap receiving $3 recognized within “Financial income and other items, net” in the statement of operations. CEMEX designated these contracts as cash flow hedges, pursuant to which, changes in fair value are initially recognized as part of other comprehensive income in equity and are subsequently allocated through financial expense as interest expense on the related bank loans is accrued. For the years ended December 31, 2022, 2021 and 2020 changes in fair value of these contracts generated gains of $3, gains of $15 and losses of $3, respectively, recognized in other comprehensive income. Moreover, during the same periods, CEMEX recycled results from equity to the line item of “Financial expenses” representing gains of $7 in 2022, expense of $0.3 in 2021 and expense of $0.1 in 2020.
In addition, as part of a forecasted debt issuance expected by mid-2023,
during March, 2022, CEMEX entered into interest rate swap lock contracts for a notional of $300. CEMEX designated these interest rate swap lock contracts as a cash flow hedge of the forecasted debt transaction. During 2022, changes in fair value of these contracts generated gains of $33 recognized in other comprehensive income. During September 2022, CEMEX early settled these interest rate swap lock contracts and fixed the gain of $33, which will decrease the financial expense commencing when the debt is issued. Otherwise, the amount will remain in equity.

III.	Fuel price hedging
As of December 31, 2022 and 2021, CEMEX maintained swap and option contracts negotiated to hedge the price of certain fuels, primarily diesel and gas, in several operations for aggregate notional amounts of $136 and $145, respectively, with an estimated aggregate fair value representing assets of $8 in 2022 and of $30 in 2021. By means of these contracts, for its own consumption only, CEMEX either fixed the price of these fuels, or entered into option contracts to limit the prices to be paid for these fuels, over certain volumes representing a portion of the estimated consumption of such fuels in several operations. These contracts have been designated as cash flow hedges of diesel or gas consumption, and as such, changes in fair value are recognized temporarily through other comprehensive income and are recycled to operating expenses as the related fuel volumes are consumed. For the years 2022, 2021 and 2020, changes in fair value of these contracts recognized in other comprehensive income represented losses of $25, gains of $22 and $7, respectively. Moreover, during the same periods, CEMEX recycled results from equity to the line items of “Cost of sales” and “Operating expenses”, as applicable, representing gains of $88 in 2022, gains of $36 in 2021 and an expense of $24 in 2020.

IV.	Foreign exchange options
As of December 31, 2022 and 2021, CEMEX held Dollar/Peso call spread option contracts for a notional amount of $500 and $250, respectively. Such contracts mature between September 2024 and December 2024 and were negotiated to maintain the value in Dollars over an equivalent amount over revenue generated in Pesos. Changes in the fair value of these instruments, generated losses of $13 in 2022 and of losses of $5 in 2021, recognized within “Financial income and other items, net” in the statement of operations.
Other derivative financial instruments negotiated during the periods
During 2020, CEMEX negotiated Dollar/Peso, Dollar/Euro and Dollar/British Pound foreign exchange forward contracts to sell Dollars and Pesos and buy Euros and British Pounds, negotiated in connection with the voluntary prepayment and currency exchanges under the 2017 Facilities Agreement, for a combined notional amount of $397. For the year 2020, the aggregate results from positions entered and settled, generated losses of $15 recognized within “Financial income and other items, net” in the statements of operation. Additionally, during 2020, CEMEX negotiated Dollar/Euro foreign exchange forward contracts to sell Dollars and buy Euros,

Other derivative financial instruments negotiated during the periods negotiated in connection with the redemption of the 4.625% April 2024 Notes. For the year 2020, the aggregate results of these instruments from positions entered and settled, generated gains of $3, recognized within “Financial income and other items, net” in the statement of operations.
Moreover, in connection with the proceeds from the sale of certain assets in the United Kingdom (note 4.2), the Company negotiated British Pound/Euro foreign exchange forward contracts to sell British Pounds and buy Euros for a notional amount of $186. CEMEX settled such derivatives on August 5, 2020. During the year 2020, changes in the fair value of these instruments and their settlement generated gains of $9 recognized within “Financial income and other items, net” in the statement of operations.

17.5)	RISK MANAGEMENT
Enterprise risks may arise from any of the following situations: i) the potential change in the value of assets owned or reasonably anticipated to be owned, ii) the potential change in value of liabilities incurred or reasonably anticipated to be incurred, iii) the potential change in value of services provided, purchase or reasonably anticipated to be provided or purchased in the ordinary course of business, iv) the potential change in the value of assets, services, inputs, products or commodities owned, produced, manufactured, processed, merchandised, leased or sold or reasonably anticipated to be owned, produced, manufactured, processed, merchandised, leased or sold in the ordinary course of business, or v) any potential change in the value arising from interest rate or foreign exchange rate exposures arising from current or anticipated assets or liabilities.
In the ordinary course of business, CEMEX is exposed to commodities risk, including the exposure from inputs such as fuel, coal, petcoke, fly-ash,
gypsum and other industrial materials which are commonly used by CEMEX in the production process, and expose CEMEX to variations in prices of the underlying commodities. To manage this and other risks, such as credit risk, interest rate risk, foreign exchange risk, equity risk and liquidity risk, considering the guidelines set forth by the Parent Company’s Board of Directors, which represent CEMEX’s risk management framework and that are supervised by several Committees, CEMEX’s management establishes specific policies that determine strategies oriented to obtain natural hedges to the extent possible, such as avoiding customer concentration on a determined market or aligning the currencies portfolio in which CEMEX incurred its debt, with those in which CEMEX generates its cash flows.
As of December 31, 2022 and 2021, these strategies are sometimes complemented with the use of derivative financial instruments as mentioned in note 17.4, such as the commodity forward contracts on fuels negotiated to fix the price of these underlying commodities.
The main risk categories are mentioned below:
Credit risk
Credit risk is the risk of financial loss faced by CEMEX if a customer or counterparty to a financial instrument does not meet its contractual obligations and originates mainly from trade accounts receivable. As of

December 31, 2022 and 2021, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. Exposure to credit risk is monitored constantly according to the payment behavior of debtors. Credit is assigned on a customer-by-customer basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. In cases deemed necessary, CEMEX’s management requires guarantees from its customers and financial counterparties regarding financial assets.
The Company’s management has established a policy of low risk tolerance which analyzes the creditworthiness of each new client individually before offering the general conditions of payment terms and delivery. The review includes external ratings, when references are available, and in some cases bank references. Thresholds of purchase limits are established for each client, which represent the maximum purchase amounts that require different levels of approval. Customers that do not meet the levels of solvency requirements imposed by CEMEX can only carry out transactions by paying cash in advance. As of December 31, 2022, considering CEMEX’s best estimate of potential expected losses based on the ECL model developed by CEMEX (note 10), the allowance for expected credit losses was $91.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates, which only affects CEMEX’s results if the fixed-rate long-term debt is measured at fair value. All of CEMEX’s fixed-rate long-term debt is carried at amortized cost and therefore is not subject to interest rate risk. CEMEX’s accounting exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates, which, if such rates were to increase, may adversely affect its financing cost and the results for the period.
Additionally, there is an opportunity cost for continuing to pay a determined fixed interest rate when the market rates have decreased, and the entity may obtain improved interest rate conditions in a new loan or debt issuance. CEMEX manages its interest rate risk by balancing its exposure to fixed and floating rates while attempting to reduce its interest costs. CEMEX could renegotiate the conditions or repurchase the debt, particularly when the NPV of the estimated future benefits from the interest rate reduction are expected to exceed the cost and commissions that would have to be paid in such renegotiation or repurchase of debt.
As of December 31, 2022 and 2021, 21% and 10%, respectively, of CEMEX’s long-term debt was denominated in floating rates at a weighted-average interest rate of LIBOR plus 148 basis points in 2022 and 150 basis points in 2021. These figures reflect the effect of interest rate swaps held by CEMEX during 2022 and 2021. As of December 31, 2022 and 2021, if interest rates at that date had been 0.5% higher, with all other variables held constant, CEMEX’s net income for 2022 and 2021 would have reduced by $13 and $7, respectively, because of higher interest expense on variable rate denominated debt. This analysis does not include the effect of interest rate swaps held by CEMEX during 2022 and 2021.
Managing interest rate benchmark reform
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative secured rates (referred to as the “IBOR reform”).

CEMEX has exposures to IBORs on its financial instruments that will be replaced or reformed as part of these market-wide initiatives. In anticipation of this transition, the 2021 Credit Agreement already incorporates a benchmark rate replacement mechanism. Moreover, CEMEX’s derivative instrument contracts contain standard definitions to incorporate robust fallbacks for instruments linked to certain IBORs, with the changes coming into effect from January, 2021. From that date, all new cleared and non-cleared
derivatives that reference such definitions include the fallbacks. As of December 31, 2022, with the exemption of certain instruments that have migrated automatically to the alternative secured rates under the fallback protocol, CEMEX still has derivatives instruments, when applicable, linked to LIBOR rates; such debt and derivative instruments will be orderly migrated to the alternative secured rates in due course. CEMEX does not expect the migration spreads that may increase its financial expense to be significant.
CEMEX’s respective risk management committee monitors and manages the Company’s transition to alternative secured rates. The committee evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties. The committee reports to the Parent Company’s Board of Directors quarterly and collaborates with other business functions as needed. It provides periodic reports to management of interest rate risk and risks arising from IBOR reform.
Foreign currency risk
Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. CEMEX’s exposure to the risk of changes in foreign exchange rates relates primarily to its operating activities. Due to its geographic diversification, CEMEX’s revenues and costs are generated and settled in various countries and in different currencies. For the year ended December 31, 2022, 21% of CEMEX’s revenues, before eliminations resulting from consolidation, were generated in Mexico, 27% in the United States, 5% in the United Kingdom, 4% in France, 3% in Germany, 2% in Poland, 2% in Spain, 2% in the Philippines, 5% in Israel and 4% in the Rest of EMEAA region, 2% in Colombia, 1% in Panama, 2% in Dominican Republic, 2% in Caribbean TCL, 2% in the Rest of SCA&C, and 16% in CEMEX’s other operations.
Foreign exchange results incurred through monetary assets or liabilities in a currency different from its functional currency are recorded in the consolidated statements of operations. Exchange fluctuations associated with foreign currency indebtedness directly related to the acquisition of foreign entities and exchange fluctuations in related parties’ long-term balances denominated in foreign currency that are not expected to be settled in the foreseeable future, are recognized in the statement of other comprehensive income. As of December 31, 2022 and 2021, excluding from the sensitivity analysis the impact of translating the net assets denominated in currencies different from CEMEX’s presentation currency, considering a hypothetic 10% strengthening of the Dollar against the Peso, with all other variables held constant, CEMEX’s net income for 2022 would have decreased by $42, as a result of higher foreign exchange losses on CEMEX’s Dollar-denominated net monetary liabilities held in consolidated entities with other functional currencies. Conversely, a hypothetic 10% weakening of the Dollar against the Peso would have the opposite effect.

As of December 31, 2022, 79% of CEMEX’s financial debt was Dollar-denominated, 14% was Euro-denominated, 4% was Peso-denominated, 2% was Philippine Peso-denominated and 1% was in other currencies. Therefore, CEMEX had a foreign currency exposure arising mainly from the Dollar-denominated versus the several currencies in which CEMEX’s revenues are settled in most countries in which it operates. CEMEX cannot guarantee that it will generate sufficient revenues in Dollars from its operations to service these obligations. As of December 31, 2022, CEMEX had implemented a derivative financing hedging strategy using foreign exchange options for a notional amount of $500 to hedge the value in Dollar terms of revenues generated in Pesos to partially address this foreign currency risk (note 17.4). Complementarily, CEMEX may negotiate other derivative financing hedging strategies in the future if either of its debt portfolio currency mix, interest rate mix, market conditions and/or expectations changes.
As of December 31, 2022 and 2021, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

	2022
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$960	650	1,315	204	—	3,129
Monetary liabilities	1,951	2,559	2,887	519	7,174	15,090

Net monetary assets (liabilities)	$(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

Out of which:
Dollars	$8	(1,909)	12	(42)	(5,633)	(7,564)
Pesos	(999)	—	—	—	(72)	(1,071)
Euros	—	—	(632)	—	(1,183)	(1,815)
Pounds	—	—	(931)	—	171	(760)
Other currencies	—	—	(21)	(273)	(457)	(751)

	$(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

	2021
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$873	605	1,255	262	193	3,188
Monetary liabilities	1,644	2,701	3,279	659	7,544	15,827

Net monetary assets (liabilities)	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

Out of which:
Dollars	$(166)	(2,096)	23	(87)	(6,254)	(8,580)
Pesos	(601)	—	—	—	(17)	(618)
Euros	—	—	(762)	1	(384)	(1,145)
Pounds	—	—	(1,191)	—	28	(1,163)
Other currencies	(4)	—	(94)	(311)	(724)	(1,133)

	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, among other entities.

Considering that the Parent Company’s functional currency for all assets, liabilities and transactions associated with its financial and holding company activities is the Dollar (note 2.5), there is foreign currency risk associated with the translation into Dollars of subsidiaries’ net assets denominated in different currencies. When the Dollar appreciates, the value of these net assets denominated in other currencies decreases in terms of Dollars, generating negative foreign currency translation and reducing stockholders’ equity. Conversely, when the Dollar depreciates, the value of such net assets denominated in other currencies would increase in terms of Dollars generating the opposite effect. CEMEX has implemented a Dollar/Peso foreign exchange forward contracts program to hedge foreign currency translation in connection with its net assets denominated in Pesos (note 17.4).
Equity risk
Equity risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in the market price of CEMEX, S.A.B. de C.V.’s and/or third party’s shares. CEMEX has negotiated equity forward contracts on third-party shares. Under these equity derivative instruments, there is a direct relationship from the change in the fair value of the derivative with the change in price of the underlying share. All changes in fair value of such derivative instruments are recognized in the income statement as part of “Financial income and other items, net.” During the reported periods effects were not significant. As of December 31, 2022, CEMEX does not have derivative financial instruments based on the price of the Parent Company’s shares or any third-party’s shares.
Liquidity risk
Liquidity risk is the risk that CEMEX will not have sufficient funds available to meet its obligations. In addition to cash flows provided by its operating activities, to meet CEMEX’s overall liquidity needs for operations, servicing debt and funding capital expenditures and acquisitions, CEMEX relies on cost-cutting and operating improvements to optimize capacity utilization and maximize profitability, as well as borrowing under credit facilities, proceeds of debt and equity offerings, and proceeds from asset sales. CEMEX is exposed to risks from changes in foreign currency exchange rates, prices and currency controls, interest rates, inflation, governmental spending, social instability and other political, economic and/or social developments in the countries in which it operates, any one of which may materially affect CEMEX’s results and reduce cash from operations. The maturities of CEMEX’s contractual obligations are included in note 24.1.
As of December 31, 2022, current liabilities, which included $987 of current debt and other financial obligations, exceed current assets by $1,020. It is noted that as part of its operating strategy implemented by management, the Company operates with a negative working capital balance. For the year ended December 31, 2022, CEMEX generated net cash flows provided by operating activities of $1,475. The Company’s management considers that CEMEX will generate sufficient cash flows from operations in the following twelve months to meet its current obligations and trusts in its proven capacity to continually refinance and replace its current obligations, which will enable CEMEX to meet any liquidity risk in the short-term. In addition, as of December 31, 2022, CEMEX has committed lines of credit under the revolving credit facility in its 2021 Credit Agreement for a total amount of $1,750. As of December 31, 2022, the disposed amount is $300.